Secured Term Loan Facilities and Revolving Credit Facilities (Tables)	6 Months Ended
Jun. 30, 2018
Schedule of Breakdown of Secured Term Loan Facilities and Total Deferred Financing Costs Split Between Current and Non-Current Liabilities

The following table shows the breakdown of secured term loan facilities and total deferred financing costs split between current and non-current liabilities at June 30, 2018 and December 31, 2017:

	December 31, 2017	June 30, 2018
	(in thousands)
Current Liability
Current portion of long-term debt	$(83,352)	$(75,039)
Less: current portion of deferred financing costs	1,793	1,765

Current portion of secured term loan facility, net of deferred financing costs	$(81,559)	$(73,274)

Non-Current Liability
Secured term loan facilities net of current portion	$(688,838)	$(657,339)
Less: non-current portion of deferred financing costs	7,180	6,305

Non-current secured term loan facilities, net of current portion and non-current deferred financing costs	$(681,658)	$(651,034)

2017 Senior Unsecured Bonds [Member]
Schedule of Breakdown of Secured Term Loan Facilities and Total Deferred Financing Costs Split Between Current and Non-Current Liabilities

The following table shows the breakdown of our senior unsecured bond and total deferred financing costs at December 31, 2017 and June 30, 2018:

	December 31, 2017	June 30, 2018
	(in thousands)
Senior Unsecured Bond
Total Bond	$(100,000)	$(100,000)
Less deferred financing costs	1,416	1,188

Total Bond, net of deferred financing costs	$(98,584)	$(98,812)